Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information
Additional Disclosures on Cash Flow Information and Non-Cash Activities
(In thousands)	2020	2019	2018
Income taxes paid	$13,045	$14,461	$4,116
Interest paid	240,342	369,383	296,757
Non-cash activities:
Loans transferred to other real estate	14,464	67,056	47,965
Loans transferred to other property	48,614	53,286	43,645
Total loans transferred to foreclosed assets	63,078	120,342	91,610
Loans transferred to other assets	7,117	16,503	16,843
Financed sales of other real estate assets	15,606	15,907	16,779
Financed sales of other foreclosed assets	34,492	30,840	17,867
Total financed sales of foreclosed assets	50,098	46,747	34,646
Financed sale of premises and equipment	31,350	-	-
Transfers from loans held-in-portfolio to loans held-for-sale	82,299	-	-
Transfers from loans held-for-sale to loans held-in-portfolio	20,153	7,829	20,938
Loans securitized into investment securities[1]	508,071	458,758	506,685
Trades receivables from brokers and counterparties	64,092	39,364	40,088
Trades payable to brokers and counterparties	720,212	4,084	64
Receivables from investments securities	-	-	70,000
Recognition of mortgage servicing rights on securitizations or asset transfers	9,544	9,143	10,223
Loans booked under the GNMA buy-back option	24,244	72,480	384,371
Capitalization of Right of Use Assets	29,692	189,097	-
Gain from the FDIC Termination Agreement	-	-	102,752
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

Reconciliation Of Cash And Due From Banks And Restricted Cash

(In thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Cash and due from banks	$484,859	$361,705	$353,936
Restricted cash and due from banks	6,206	26,606	40,099
Restricted cash in money market investments	6,029	6,012	9,216
Total cash and due from banks, and restricted cash[2]	$497,094	$394,323	$403,251
[2]	Refer to Note 4 - Restrictions on cash and due from banks and certain securities for nature of restrictions.